Offerings - Offering: 1	Nov. 06, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.25 per share
Amount Registered	6,745,000
Proposed Maximum Offering Price per Unit	25.37
Maximum Aggregate Offering Price	$ 171,120,650
Fee Rate	0.01531%
Amount of Registration Fee	$ 26,198.58
Offering Note
(1)
If, as a result of stock splits, stock dividends or similar transactions, the number of securities purported to be registered by this Registration Statement changes, the provisions of Rule 416 under the Securities Act of 1933, as amended, shall apply to this Registration Statement, and this Registration Statement shall be deemed to cover the additional securities resulting from the split of, or the dividend on, the securities covered by this Registration Statement. The 6,745,000 shares of common stock to be registered are in addition to 20,280,000 shares of Capital Stock previously registered in connection with the Plan (previously named Kennametal Inc. Stock and Incentive Plan of 2010 and the Kennametal Inc. 2016 Stock and Incentive Plan and the Kennametal 2020 Stock and Incentive Plan) on registration statements on Form
S-8
filed with the Securities and Exchange Commission on November 4, 2010 (Registration
No. 333-170348),
February 6, 2014 (Registration
No. 333-193782),
November 7, 2016 (Registration
No. 333-214474),
and November 3, 2020 (Registration
No. 333-249824).

(2)
Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $25.37 per share, which is the average of the high and low prices of the Registrant’s common stock, as reported on the New York Stock Exchange, on November 1, 2024.